Prepaid Expenses and Deposits (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Prepaid Expenses and Deposits [Abstract]
Schedule of Prepaid Expenses and Deposits

Prepaid expenses and deposits as of June 30, 2026 and March 31, 2026 consisted of the following:

	June 30, 2026	March 31, 2026
	US$	US$
Current assets:
Prepaid referral fees	9,513,671	4,021,019
Prepaid professional fees	—	20,000
Prepayment in connection with MCM Acquisition	282,051	—
Other prepaid expenses	12,375	16,500
Total prepaid expenses and deposits	9,808,097	4,057,519

Non-current assets:
Lease deposits	86,316	86,316
Total long-term prepaid expenses and deposits	86,316	86,316

Prepaid expenses and deposits as of March 31, 2026 and 2025 consisted of the following:

	March 31, 2026	March 31, 2025
	US$	US$
Current assets:
Prepaid referral fees	4,021,019	105,748
Prepaid professional fees	20,000	20,000
Other prepaid expenses	16,500	19,020
Total prepaid expenses and deposits	4,057,519	144,768

Non-current assets:
Lease deposits	86,316	86,316
Total long-term prepaid expenses and deposits	86,316	86,316